Trade and other payables	6 Months Ended
Mar. 31, 2025
Trade and other payables
Trade and other payables
7.	Trade and other payables

	31 March	30 September
	2025	2024
	$'000	$'000
Current liabilities
Trade payables	6,177	9,009
Other tax and social security	814	439
Other creditors	910	593
Accruals	2,621	1,866
Deferred income	50	4
Total	10,572	11,911

Trade payables and accruals relate to amounts payable at the balance sheet date for services received during the period. The Group has financial risk management policies in place to ensure that all payables are paid within the credit timeframe. The carrying amount of financial liabilities recorded at amortised costs in the financial statements approximate their fair value.

	31 March	30 September
	2025	2024
	$'000	$'000
Non-current Liabilities
Trade payables	2,000	2,000
	2,000	2,000